RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Related Parties

Name of related parties	Relationships with the Company
BTG	Parent company of Poly Victory Investments Limited
Ctrip.com International, Ltd.	Principal shareholder of the Company, common directors
Jian Guo Inns Beijing Ltd. (“Jian Guo Inns”)	Subsidiary of BTG
Shanghai Xin Zhi Trading Co., Ltd.	Noncontrolling interests of subsidiary
Xiamen Shuiwu Co., Ltd.	Noncontrolling interests of subsidiary
Fujian Yun Tong Co., Ltd.	Noncontrolling interests of subsidiary
Shanghai Dinuo Co., Ltd.	Noncontrolling interests of subsidiary
Sun Yan	Noncontrolling interests of subsidiary

Related Party Transactions

Related party transactions during the years ended December 31 is as follows:

	2009	2010	2011
Agency fees paid to Ctrip.com International, Ltd.	20,942	18,191	17,661
Rental fees paid to Jian Guo Inns	2,800	2,800	2,800

Due From Related Parties	Due from related parties:

	2010	2011
Shanghai Xin Zhi Trading Co., Ltd.	3,114	2,408
Shanghai Dinuo Co., Ltd.	825	1,425
Fujian Yun Tong Co., Ltd.	1,170	1,596
Sun Yan	550	950

	5,659	6,379

Due To Related Parties	Due to related parties:

	2010	2011
Dongguan Kanglv Co., Ltd.	1,496	—
Ctrip.com International, Ltd.	1,421	2,557
Xiamen Shuiwu Co., Ltd.	1,265	240

	4,182	2,797